Tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible assets.
Schedule of tangible assets

	Dec 31, 2018
					Total	Machinery
					other	and	of which
			Equipment and	Construction in	tangible	technical	finance
	Note	Buildings	installations	progress	assets	plant	leases	Total
Cost
Cost at January 1		405	1,687	1,568	3,660	24,917	401	28,577
Cost for assets classified as held for sale	36	(217)	(153)	(516)	(886)	(2,449)	—	(3,335)
Acquisitions through business combinations		—	43	144	187	2,827	—	3,014
Additions		10	103	661	774	516	—	1,290
Dismantling costs		—	—	—	—	64	—	64
Disposals		(2)	(301)	—	(303)	(5,195)	—	(5,498)
Reclassification		21	(75)	(1,135)	(1,189)	1,121	—	(68)
Exchange rate differences		1	21	(7)	15	145	—	160
Total cost		218	1,325	715	2,258	21,946	401	24,204

Accumulated depreciation
Accumulated depreciation at January 1		(177)	(1,239)	—	(1,416)	(17,479)	(279)	(18,895)
Accumulated depreciation for assets classified as held for sale	36	31	112	—	143	1,061	—	1,204
Depreciation		(19)	(155)	—	(174)	(1,649)	(18)	(1,823)
Disposals		2	294	—	296	5,171	—	5,467
Reclassification		(1)	17	—	16	(16)	—	—
Exchange rate differences		(5)	(18)	—	(23)	(67)	—	(90)
Total accumulated depreciation		(169)	(989)	—	(1,158)	(12,979)	(297)	(14,137)

Accumulated impairment
Accumulated impairment at January 1		—	(7)	(3)	(10)	(980)	—	(990)
Accumulated impairment for assets classified as held for sale		—	—	—	—	73	—	73
Reversal of impairment	5	—	—	—	—	76	—	76
Disposals		—	—	1	1	—	—	1
Exchange rate differences		—	(1)	—	(1)	(34)	—	(35)
Total accumulated impairment		—	(8)	(2)	(10)	(865)	—	(875)
TOTAL TANGIBLE ASSETS		49	328	713	1,090	8,102	104	9,192

Finance leases relate to the expansion of transmission capacity in Sweden (2016: also Austria), please refer to Note 31.

	Dec 31, 2017
					Total	Machinery
					other	and	of which
			Equipment and	Construction in	tangible	technical	finance
	Note	Buildings	installations	progress	assets	plant	leases	Total
Cost
Adjusted cost at January 1		344	2,515	2,224	5,083	35,752	627	40,835
Cost for assets classified as held for sale		(13)	(1,286)	(492)	(1,791)	(10,032)	—	(11,823)
Cost in divested companies		—	(44)	(13)	(57)	(1,164)	(248)	(1,221)
Additions		—	17	2,021	2,038	299	17	2,337
Dismantling costs		—	148	—	148	(187)	—	(39)
Disposals		(5)	(59)	(10)	(74)	(1,637)	(1)	(1,711)
Reclassification		91	365	(2,113)	(1,657)	1,668	4	11
Exchange rate differences		(12)	31	(49)	(30)	218	2	188
Total cost		405	1,687	1,568	3,660	24,917	401	28,577

Accumulated depreciation
Accumulated depreciation at January 1		(162)	(1,763)	—	(1,925)	(23,563)	(481)	(25,488)
Accumulated depreciation for assets classified as held for sale	36	11	882	—	893	5,903	—	6,796
Accumulated depreciation in divested companies	36	—	43	—	43	1,016	231	1,059
Depreciation		(24)	(426)	—	(450)	(2,284)	(27)	(2,734)
Disposals		1	55	—	56	1,614	—	1,670
Reclassification		(1)	(2)	—	(3)	1	—	(2)
Exchange rate differences		(2)	(28)	—	(30)	(166)	(2)	(196)
Total accumulated depreciation		(177)	(1,239)	—	(1,416)	(17,479)	(279)	(18,895)

Accumulated impairment
Accumulated impairment at January 1		(4)	(7)	(10)	(21)	(997)	—	(1,018)
Impairment		—	—	3	3	—	—	3
Disposals		4	—	4	8	29	—	37
Exchange rate differences		—	—	—	—	(12)	—	(12)
Total accumulated impairment		—	(7)	(3)	(10)	(980)	—	(990)
TOTAL TANGIBLE ASSETS		228	441	1,565	2,234	6,458	122	8,692

	Dec 31, 2016
				Total	Machinery
				other	and	of which
		Equipment and	Construction in	tangible	technical	finance
	Buildings	installations	progress	assets	plant	leases	Total
Cost
Cost at January 1	259	2,068	2,113	4,440	31,740	574	36,180
Acquisitions through business combinations	175	36	58	269	962	—	1,231
Cost in divested companies	—	(1)	—	(1)	—	—	(1)
Additions	9	66	2,822	2,897	278	43	3,175
Dismantling costs	—	(72)	—	(72)	288	—	216
Disposals	(6)	(55)	(47)	(108)	(939)	(1)	(1,047)
Reclassification	(119)	391	(2,833)	(2,561)	2,575	—	14
Exchange rate differences	26	82	111	219	848	11	1,067
Total cost	344	2,515	2,224	5,083	35,752	627	40,835

Accumulated depreciation
Accumulated depreciation at January 1	(143)	(1,405)	—	(1,548)	(22,039)	(446)	(23,587)
Accumulated depreciation in divested companies	—	1	—	1	—	—	1
Depreciation	(18)	(340)	—	(358)	(2,025)	(26)	(2,383)
Disposals	5	54	—	59	908	1	967
Reclassification	1	(19)	—	(18)	12	—	(6)
Exchange rate differences	(7)	(54)	—	(61)	(419)	(10)	(480)
Total accumulated depreciation	(162)	(1,763)	—	(1,925)	(23,563)	(481)	(25,488)

Accumulated impairment
Accumulated impairment at January 1	(4)	(7)	(12)	(23)	(955)	—	(978)
Note 5	—	—	(5)	(5)	(2)	—	(7)
Disposals	—	—	8	8	2	—	10
Exchange rate differences	—	—	(1)	(1)	(42)	—	(43)
Total accumulated impairment	(4)	(7)	(10)	(21)	(997)	—	(1,018)
TOTAL TANGIBLE ASSETS	178	745	2,214	3,137	11,192	146	14,329